Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	Aberdeen Funds
Central Index Key	dei_EntityCentralIndexKey	0001413594
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 7, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 10, 2011
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXAX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXCX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGLRX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGLIX
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GXXIX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WFAGX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCPCX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUFRX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUESX
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AUSSX

Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund
Aberdeen U.S. Equity Fund
Objective
The Aberdeen U.S. Equity Fund, formerly the Aberdeen U.S. Equity I Fund (the

"U.S. Equity Fund" or the "Fund"), seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least

 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:

Choosing a Share Class -- Reduction and Waiver of Class A Sales Charges" section on page 15 of the Fund's prospectus and in the "Additional Information on

Purchases and Sales" - "Waiver of Class A Sales Charges" and "Reduction of Sales

Charges" section on pages 63-65 of the Fund's Statement of Additional

Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen U.S. Equity Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen U.S. Equity Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.43%	0.33%	0.38%	0.33%	0.38%
Total Annual Fund Operating Expenses		1.43%	2.08%	1.63%	1.08%	1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.28%	0.18%	0.23%	0.18%	0.23%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.15%	1.90%	1.40%	0.90%	0.90%
[1]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.

Example
This Example is intended to help you compare the cost of investing in the U.S.

Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the U.S. Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.

It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen U.S. Equity Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	685	948
Class C Shares	293	616
Class R Shares	143	468
Institutional Class Shares	92	307
Institutional Service Class Shares	92	312

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen U.S. Equity Fund Class C Shares	193	616

Portfolio Turnover
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Fund's performance.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the U.S. Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.

companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity

Fund.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The U.S. Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund

Details: Additional Information about Investments, Investment Techniques and

Risks" in the prospectus.

Performance
The returns presented for the U.S. Equity Fund for periods prior to October 10,

2011 reflect the performance of a predecessor fund (the "Predecessor Fund") from

June 23, 2008 to October 9, 2011. After February 28, 2009, the Predecessor Fund

changed its investment style and became diversified. The returns prior to

June 23, 2008 reflect the performance of another predecessor fund (the "Second

Predecessor"), which was acquired by the Predecessor Fund. The U.S. Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity Fund acquired all of the assets,

subject to the liabilities, of the Predecessor Fund. In connection with the reorganization, the Fund changed its name from Aberdeen U.S. Equity I Fund to

Aberdeen U.S. Equity Fund. The U.S. Equity Fund maintained the investment objective and investment strategies of the Predecessor Fund on the date of the reorganization without any changes.

Returns of the Predecessor Fund and the Second Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the U.S.

Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the

Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeenasset.us or call 866-667-9231.

Annual Total Returns -- Class A Shares (Years Ended December 31)

Year to date returns as of September 30, 2011 were -6.94%.

Best Quarter:  34.03% - 4th quarter 2001

Worst Quarter:  -32.81% - 1st quarter 2001

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen U.S. Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares -- Before Taxes	5.52%	0.34%	2.65%
Class C Shares	Class C shares -- Before Taxes	10.24%	0.86%	2.62%
Class R Shares	Class R shares -- Before Taxes	11.79%	1.38%	2.95%
Institutional Class Shares	Institutional Class shares -- Before Taxes	12.40%	1.86%	3.62%
Institutional Service Class Shares	Institutional Service Class shares -- Before Taxes	12.40%	1.86%	3.62%
After Taxes on Distributions Class A Shares	Class A shares -- After Taxes on Distributions	5.52%	(0.10%)	2.34%
After Taxes on Distributions and Sales Class A Shares	Class A shares -- After Taxes on Distributions and Sales of Shares	3.59%	0.34%	2.31%
S&P 500�� Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.14%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 10, 2011
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen U.S. Equity Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen U.S. Equity Fund, formerly the Aberdeen U.S. Equity I Fund (the
"U.S. Equity Fund" or the "Fund"), seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least
 $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with Aberdeen Funds:
Choosing a Share Class -- Reduction and Waiver of Class A Sales Charges" section on page 15 of the Fund's prospectus and in the "Additional Information on
Purchases and Sales" - "Waiver of Class A Sales Charges" and "Reduction of Sales
Charges" section on pages 63-65 of the Fund's Statement of Additional
Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The U.S. Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the U.S.
Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the U.S. Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods.
It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the U.S. Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.
companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity
Fund.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The U.S. Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the U.S. Equity Fund for periods prior to October 10,
2011 reflect the performance of a predecessor fund (the "Predecessor Fund") from
June 23, 2008 to October 9, 2011. After February 28, 2009, the Predecessor Fund
changed its investment style and became diversified. The returns prior to
June 23, 2008 reflect the performance of another predecessor fund (the "Second
Predecessor"), which was acquired by the Predecessor Fund. The U.S. Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. In connection with the reorganization, the Fund changed its name from Aberdeen U.S. Equity I Fund to
Aberdeen U.S. Equity Fund. The U.S. Equity Fund maintained the investment objective and investment strategies of the Predecessor Fund on the date of the reorganization without any changes.

Returns of the Predecessor Fund and the Second Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class. Returns prior to the commencement of operations of specific classes are based on the previous performance of other classes. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

The bar chart and table below can help you evaluate potential risks of the U.S.
Equity Fund. The bar chart shows how the Fund's annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeenasset.us or call 866-667-9231.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeenasset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Year to date returns as of September 30, 2011 were -6.94%.

Best Quarter:  34.03% - 4th quarter 2001

Worst Quarter:  -32.81% - 1st quarter 2001

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date returns
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.94%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.81%)
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Aberdeen U.S. Equity Fund (Prospectus Summary) | Aberdeen U.S. Equity Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Aberdeen U.S. Equity Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.14%
Aberdeen U.S. Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	948
Annual Return 2001	rr_AnnualReturn2001	(14.16%)
Annual Return 2002	rr_AnnualReturn2002	(22.99%)
Annual Return 2003	rr_AnnualReturn2003	53.85%
Annual Return 2004	rr_AnnualReturn2004	12.38%
Annual Return 2005	rr_AnnualReturn2005	11.64%
Annual Return 2006	rr_AnnualReturn2006	(0.91%)
Annual Return 2007	rr_AnnualReturn2007	22.09%
Annual Return 2008	rr_AnnualReturn2008	(41.50%)
Annual Return 2009	rr_AnnualReturn2009	36.21%
Annual Return 2010	rr_AnnualReturn2010	11.95%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -- Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.65%
Aberdeen U.S. Equity Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -- After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.34%
Aberdeen U.S. Equity Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -- After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.59%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Aberdeen U.S. Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares -- Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.62%
Aberdeen U.S. Equity Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R shares -- Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.95%
Aberdeen U.S. Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	307
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Class shares -- Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%
Aberdeen U.S. Equity Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	$ 312
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Service Class shares -- Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.62%

[1]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.

Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund
Aberdeen U.S. Equity II Fund
Objective
The Aberdeen U.S. Equity II Fund (the "U.S. Equity II Fund" or the "Fund") seeks long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity II Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with

Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A Sales

Charges" section on page 15 of the Fund's prospectus and in the "Additional

Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and

"Reduction of Sales Charges" section on pages 63-65 of the Fund's Statement of

Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen U.S. Equity II Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen U.S. Equity II Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares	Institutional Service Class Shares
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.48%	0.38%	0.43%	0.38%	0.43%
Total Annual Fund Operating Expenses		1.48%	2.13%	1.68%	1.13%	1.18%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.33%	0.23%	0.28%	0.23%	0.28%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.15%	1.90%	1.40%	0.90%	0.90%
[1]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.

Example
This Example is intended to help you compare the cost of investing in the U.S.

Equity II Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the U.S. Equity II Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen U.S. Equity II Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Class A Shares	685	953
Class C Shares	293	622
Class R Shares	143	473
Institutional Class Shares	92	312
Institutional Service Class Shares	92	318

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Aberdeen U.S. Equity II Fund Class C Shares	193	622

Portfolio Turnover
The U.S. Equity II Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the

Fund's performance.

Principal Strategies
As a non-fundamental policy, under normal circumstances, the U.S. Equity II Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.

companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity II

Fund.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Principal Risks
The U.S. Equity II Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund

Details: Additional Information about Investments, Investment Techniques and

Risks" in the prospectus.

Performance
The returns presented for the U.S. Equity II Fund for periods prior to

October 10, 2011 reflect the performance of a predecessor fund (the "Predecessor

Fund"). The U.S. Equity II Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity

II Fund acquired all of the assets, subject to the liabilities, of the

Predecessor Fund. The Predecessor Fund had previously changed its strategy and immediately prior to the reorganization was managed using a different investment style.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.

The bar chart and table below can help you evaluate potential risks of the U.S.

Equity II Fund. The bar chart shows how the Fund's annual total returns for

Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included,

the annual total returns would be lower than those shown. The table compares the

Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeenasset.us or call 866-667-9231.

Annual Total Returns -- Class A Shares (Years Ended December 31)

Year to date returns as of September 30, 2011 were -2.16%.

Best Quarter: 17.68% - 3rd quarter 2009

Worst Quarter: -26.18% - 4th quarter 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Total Returns as of December 31, 2010
Average Annual Total Returns Aberdeen U.S. Equity II Fund	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A Shares	Class A shares -- Before Taxes		18.20%	0.44%	5.65%
Class A Shares After Taxes on Distributions	Class A shares -- After Taxes on Distributions		18.12%	(1.53%)	3.69%
Class A Shares After Taxes on Distributions and Sales	Class A shares -- After Taxes on Distributions and Sales of Shares		11.83%	0.16%	4.48%
Class C Shares	Class C shares -- Before Taxes		17.39%	(0.30%)	4.86%
S&P 500�� Index	S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	[1]	14.82%	2.27%	1.38%
S&P Small Cap 600�� Index	S&P Small Cap 600�� Index (reflects no deductions for fees, expenses or taxes)		26.12%	4.62%	7.61%
[1]	The Predecessor Fund changed its benchmark to the S&P 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 10, 2011
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Aberdeen U.S. Equity II Fund
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aberdeen U.S. Equity II Fund (the "U.S. Equity II Fund" or the "Fund") seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Equity II Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the "Investing with
Aberdeen Funds: Choosing a Share Class -- Reduction and Waiver of Class A Sales
Charges" section on page 15 of the Fund's prospectus and in the "Additional
Information on Purchases and Sales" - "Waiver of Class A Sales Charges" and
"Reduction of Sales Charges" section on pages 63-65 of the Fund's Statement of
Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The U.S. Equity II Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance.

Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the U.S.
Equity II Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the U.S. Equity II Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
As a non-fundamental policy, under normal circumstances, the U.S. Equity II Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include common stock and preferred stock. The Fund seeks to invest in securities of U.S.
companies. A U.S. company is defined as having been organized under the laws of the United States, having a principal place of business in the United States, or if its stock trades primarily in the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the U.S. Equity II
Fund.

The Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The U.S. Equity II Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments -- and therefore, the value of Fund shares -- may fluctuate. These changes may occur because of:

Stock Market Risk -- the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Selection Risk -- the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

If the value of the Fund's investments goes down, you may lose money.

For additional information regarding the above identified risks, see "Fund
Details: Additional Information about Investments, Investment Techniques and
Risks" in the prospectus.

Risk, Lose Money	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The returns presented for the U.S. Equity II Fund for periods prior to
October 10, 2011 reflect the performance of a predecessor fund (the "Predecessor
Fund"). The U.S. Equity II Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Equity
II Fund acquired all of the assets, subject to the liabilities, of the
Predecessor Fund. The Predecessor Fund had previously changed its strategy and immediately prior to the reorganization was managed using a different investment style.  Returns of the Predecessor Fund have been adjusted to reflect applicable sales charges but not differences in the expenses applicable to a particular class.

The bar chart and table below can help you evaluate potential risks of the U.S.
Equity II Fund. The bar chart shows how the Fund's annual total returns for
Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the
Fund's average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeenasset.us or call 866-667-9231.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	866-667-9231
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeenasset.us
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns -- Class A Shares (Years Ended December 31)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Year to date returns as of September 30, 2011 were -2.16%.

Best Quarter: 17.68% - 3rd quarter 2009

Worst Quarter: -26.18% - 4th quarter 2008

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Class A shares only and will vary for other classes.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2010
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date returns
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.18%)
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Aberdeen U.S. Equity II Fund (Prospectus Summary) | Aberdeen U.S. Equity II Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-10
Aberdeen U.S. Equity II Fund | S&P 500�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deductions for fees, expenses or taxes)	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.38%
Aberdeen U.S. Equity II Fund | S&P Small Cap 600�� Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P Small Cap 600�� Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.62%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.61%
Aberdeen U.S. Equity II Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	685
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	953
Annual Return 2001	rr_AnnualReturn2001	11.14%
Annual Return 2002	rr_AnnualReturn2002	(7.66%)
Annual Return 2003	rr_AnnualReturn2003	25.15%
Annual Return 2004	rr_AnnualReturn2004	22.00%
Annual Return 2005	rr_AnnualReturn2005	8.14%
Annual Return 2006	rr_AnnualReturn2006	11.79%
Annual Return 2007	rr_AnnualReturn2007	(1.17%)
Annual Return 2008	rr_AnnualReturn2008	(35.71%)
Annual Return 2009	rr_AnnualReturn2009	21.76%
Annual Return 2010	rr_AnnualReturn2010	18.20%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -- Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.65%
Aberdeen U.S. Equity II Fund | Class A Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -- After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.53%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
Aberdeen U.S. Equity II Fund | Class A Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A shares -- After Taxes on Distributions and Sales of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.48%
Aberdeen U.S. Equity II Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	293
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	622
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	622
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C shares -- Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.86%
Aberdeen U.S. Equity II Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.40%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	143
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	473
Aberdeen U.S. Equity II Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	312
Aberdeen U.S. Equity II Fund | Institutional Service Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 30 days after the date of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Less: Amount of Fee Limitations/Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[3]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	$ 318

[1]	The Predecessor Fund changed its benchmark to the S&P 500 Index effective July 27, 2010 in connection with its conversion to a large cap investment strategy.
[2]	"Other Expenses" are based on anticipated fees and expenses payable by the Fund for the current fiscal year.
[3]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, 12b-1 fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before October 10, 2013.